Master Trust Financial Information - Schedule of Master Trust Net Assets (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minus:
Net assets available for plan benefits	$ 11,022,497,843	$ 9,931,854,572	$ 8,981,468,677
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value:	16,295,564,630	14,776,360,841
Plus:
Fully benefit-responsive investment contracts, at contract value	303,642,736	326,101,726
Notes receivable from participants	49,881,146	54,236,189
Cash	139,127	216,936
Pending investment sales and other receivables	204,386,874	217,087,639
Assets held as collateral under securities lending	501,778,785	390,872,379
Minus:
Pending investment purchases and other liabilities	16,338,824	19,430,699
Payable upon return of securities loaned	501,778,785	390,872,379
Net assets available for plan benefits	16,837,275,689	15,354,572,632
Master Trust | Common and preferred stock
EBP, Master Trust [Line Items]
Investments, at fair value:	2,657,267,606	2,170,706,402
Master Trust | Self-directed accounts
EBP, Master Trust [Line Items]
Investments, at fair value:	160,452,693	144,172,700
Master Trust | Collective trust funds
EBP, Master Trust [Line Items]
Investments, at fair value:	7,813,633,928	6,989,085,150
Master Trust | U.S. Treasury
EBP, Master Trust [Line Items]
Investments, at fair value:	205,602,323	205,843,512
Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value:	41,166,176	40,300,147
Master Trust | Corporate bonds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,530,265,931	2,465,935,344
Master Trust | Venture capital and partnership interests
EBP, Master Trust [Line Items]
Investments, at fair value:	3,007,454	4,078,669
Master Trust | State and political subdivisions
EBP, Master Trust [Line Items]
Investments, at fair value:	61,211,649	65,250,937
Master Trust | Sovereign debt/sovereign guaranteed
EBP, Master Trust [Line Items]
Investments, at fair value:	25,658,479	21,045,947
Master Trust | Supranational
EBP, Master Trust [Line Items]
Investments, at fair value:	514,778	197,690
Master Trust | Exchange-traded funds
EBP, Master Trust [Line Items]
Investments, at fair value:	8,523,631	7,376,917
Master Trust | Funds of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,481,568,894	2,342,196,258
Master Trust | Hedge fund of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	222,861,128	233,631,668
Master Trust | Interest-bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value:	6,753,768	3,832,068
Master Trust | Derivative instruments
EBP, Master Trust [Line Items]
Investments, at fair value:	(282,225)	(252,316)
Master Trust | Investment contracts with insurance companies
EBP, Master Trust [Line Items]
Investments, at fair value:	77,358,417	82,959,748
Plan’s interest in the Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value:	10,514,417,004	9,386,616,522
Plus:
Fully benefit-responsive investment contracts, at contract value	303,361,975	325,864,635
Notes receivable from participants	49,881,146	54,236,189
Cash	139,127	216,936
Pending investment sales and other receivables	163,863,462	173,682,793
Assets held as collateral under securities lending	38,384,474	12,159,191
Minus:
Pending investment purchases and other liabilities	9,164,871	8,762,503
Payable upon return of securities loaned	38,384,474	12,159,191
Net assets available for plan benefits	11,022,497,843	9,931,854,572
Employer contribution receivable	160,228,298	169,945,400
Plan’s interest in the Master Trust | Common and preferred stock
EBP, Master Trust [Line Items]
Investments, at fair value:	844,169,215	602,327,762
Plan’s interest in the Master Trust | Self-directed accounts
EBP, Master Trust [Line Items]
Investments, at fair value:	160,452,693	144,172,700
Plan’s interest in the Master Trust | Collective trust funds
EBP, Master Trust [Line Items]
Investments, at fair value:	7,028,587,624	6,298,243,054
Plan’s interest in the Master Trust | U.S. Treasury
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Corporate bonds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Venture capital and partnership interests
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | State and political subdivisions
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Sovereign debt/sovereign guaranteed
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Supranational
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Exchange-traded funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Funds of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,481,207,472	2,341,873,006
Plan’s interest in the Master Trust | Hedge fund of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Interest-bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Derivative instruments
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Plan’s interest in the Master Trust | Investment contracts with insurance companies
EBP, Master Trust [Line Items]
Investments, at fair value:	$ 0	$ 0